Applicable laws and regulations	12 Months Ended
Dec. 31, 2021
Applicable laws and regulations
Applicable laws and regulations
32.    Applicable laws and regulations
Liquidity index
Rule No. 2-2018 issued by the Superintendence of Banks of Panama (SBP) establishes that every general license or international license bank must guarantee, with a higher level of confidence, that it is in the position to face its intraday liquidity obligations in a period when liquidity pressure may affect the lending market. For that purpose, the SBP has established a short-term liquidity coverage ratio known as “Liquidity Coverage Ratio or LCR”. This ratio is measured through the quotient of two amounts, the first one corresponds to the high-quality liquid assets and the second one corresponds to the net cash outflows in 30 days.
As of December 31, 2021, and 2020, the minimum LCR to be reported to the SBP was 80% and 65%, respectively. The Bank´s LCR as of December 31, 2021 and 2020 was 199% and 249%, respectively.
Rule No. 4-2008 issued by the SBP establishes that every general license or international license bank must always maintain, a minimum balance of liquid assets equivalent to 30% of the gross total of its deposits in the Republic of Panama or overseas up to 186 days, counted from the reporting date. The formula is based on the following parameters:

Liquid assets	x 100 = X% (Liquidity index)
Liabilities (Deposits received)
The liquidity index reported by the Bank to the regulator as of December 31, 2021, and 2020, was 80.80% and 79.99%, respectively.
Capital adequacy
The Banking Law in the Republic of Panama and Rules No. 01-2015 and 03-2016 require that the general license banks maintain a total capital adequacy index that shall not be lower, at any time, than 8% of total assets and off-balance sheet irrevocable contingency transactions, weighted according to their risks; and ordinary primary capital that shall not be less than 4.5% of its assets and off-balance sheet transactions that represent an irrevocable contingency, weighted based on their risks; and a primary capital that shall not be less than 6% of its assets and off-balance sheet transactions that represent an irrevocable contingency, weighted based on their risks.
The primary objectives of the Bank’s capital management policy are to ensure that the Bank complies with capital requirements imposed by local regulator and maintains strong credit ratings and healthy capital ratios to support its business and to maximize shareholder value.
The Bank manages its capital structure and adjusts it according to changes in economic conditions and the risk characteristics of its activities. To maintain or adjust the capital structure, the Bank may adjust the amount of dividend payment to shareholders, return capital to shareholders or issue capital securities. No changes have been made to the objectives, policies and processes from the previous periods. However, they are under constant review by the Board.
The information corresponding to the total capital adequacy index is as follows:

	December 31, 2021	December 31, 2020
Capital funds	1,013,796	1,048,182
Risk-weighted assets	6,513,267	5,187,054
Capital adequacy index	15.57%	20.21%
Leverage ratio
Article No. 17 of the Rule No. 1-2015 establishes the leverage ratio of a regulated entity by means of the quotient between the ordinary primary capital and the total exposure for non-risk-weighted assets inside and outside the consolidated statement of financial position established by the SBP. For the determination of the exposure of off-balance-sheet transactions, the criteria established for credit and counterparty credit risk positions will be used. The exposure of the derivatives will be the fair value at which they are recorded in the entity’s assets.
The leverage ratio cannot be lower, at any time, than 3%. The Bank will inform to SBP as often as the compliance with the leverage ratio is determined.
The table below presents the Bank´s leverage ratio in compliance with Article No.17 of Rule No. 1-2015:

	December 31, 2021	December 31, 2020
Ordinary capital	877,777	912,164
Non-risk-weighted assets	8,107,810	6,479,416
Leverage ratio	10.83%	14.08%
Specific provisions
SBP Rule No. 4-2013, modified by Rule No. 8-2014, states that the specific credit provisions are originated from the objective and concrete evidence of impairment. These provisions must be established for credit facilities classified according to the risk categories denominated as: special mention, substandard, doubtful, or unrecoverable, both for individual credit facilities as for a group of such facilities. In the case of a group, it corresponds to circumstances that indicate the existence of deterioration in credit quality, although individual identification is still not possible.
Banks must calculate and maintain at all times the amount of the specific credit provisions determined by the methodology specified in this Rule, which takes into account the balance owed of each credit facility classified in any of the categories subject to provision, mentioned in the paragraph above; the present value of each guarantee available in order to mitigate risk, as established by type of collateral; and a weighting table that applies to the net exposure balance subject to loss of such credit facilities.
Article No. 34 of this Rule establishes that all credits must be classified in the following five (5) categories, according to their default risk and loan conditions, and establishes a minimum reserve for each classification: normal 0%, special mention 20%, substandard 50%, doubtful 80%, and unrecoverable 100%.
If there is an excess in the specific credit provision, calculated in accordance with this Rule, compared to the provision calculated in accordance with IFRS, this excess will be accounted for as a regulatory credit reserve in equity and will increase or decrease with appropriations from/to retained earnings. The balance of the regulatory credit reserve will not be considered as capital funds for calculating certain ratios or prudential indicators mentioned in the Rule.
Based on the classification of risks, collateral and in compliance with SBP Rule No. 4-2013, the Bank classified the loan portfolio as follows:

	December 31, 2021
	Normal	Special Mention	Substandard	Doubtful	Unrecoverable	Total
Loans at amortized cost
Corporations	2,943,125	68,668	10,593	—	—	3,022,386
Financial institutions:
Private	2,120,762	—	—	—	—	2,120,762
State-owned	567,847	—	—	—	—	567,847
	2,688,609	—	—	—	—	2,688,609
Sovereign	23,610	—	—	—	—	23,610
	5,655,344	68,668	10,593	—	—	5,734,605

Allowance for loan
losses under IFRS (*):	22,713	13,577	5,186	—	—	41,476

Loans at FVTPL
Financial institutions:
Private	5,313	—	—	—	—	5,313
Total loans	5,660,657	68,668	10,593	—	—	5,739,918

	December 31, 2020
Loans at amortized cost	Normal	Special Mention	Substandard	Doubtful	Unrecoverable	Total
Corporations	2,147,846	9,281	10,593	—	—	2,167,720
Financial institutions:
Private	2,231,742	—	—	—	—	2,231,742
State-owned	476,520	—	—	—	—	476,520
	2,708,262	—	—	—	—	2,708,262
Sovereign	35,415	—	—	—	—	35,415
Total	4,891,523	9,281	10,593	—	—	4,911,397

Allowance for loan
losses IFRS (*):	34,720	1,857	4,588	—	—	41,165

Loans at FVTPL
Financial institutions:
Private	4,949	—	—	—	—	4,949
Total loans	4,896,472	9,281	10,593	—	—	4,916,346
As of December 31, 2021, and 2020, there are no restructured loans.
(*) As of December 31, 2021, and 2020, there is no excess in the specific provision calculated in accordance with Rule No. 8-2014 of the SBP, over the provision calculated in accordance with IFRS.
In accordance with Rule No. 4-2013, as amended by Rule No. 8-2014, non-accruing loans are presented by category as follows:

	December 31, 2021
Loans at amortized cost	Normal	Special Mention	Substandard	Doubtful	Unrecoverable	Total
Impaired loans	—	—	10,593	—	—	10,593
Total	—	—	10,593	—	—	10,593

	December 31, 2020
Loans at amortized cost	Normal	Special Mention	Substandard	Doubtful	Unrecoverable	Total
Impaired loans	—	—	10,593	—	—	10,593
Total	—	—	10,593	—	—	10,593

	December 31, 2021	December 31, 2020
Non-accruing loans:
Private corporations	10,593	10,593
Total non-accruing loans	10,593	10,593

Interest that would be reversed if the loans had been classified as non-accruing loans	598	351
Income from collected interest on non-accruing loans	—	—
Credit risk coverage - dynamic provision
The SBP by means of Rule No. 4-2013, establishes the compulsory constitution of a dynamic provision in addition to the specific credit provision as part of the total provisions for the credit risk coverage.
The dynamic provision is an equity item associated to the regulatory capital but does not replace or offset the capital adequacy requirements established by the SBP.
Modified special mention loans

Rule No. 2-2021, issued by the SBP, establishes the guidelines and parameters for credit and counterparty risk management of the modified credits reported in accordance with the measures initially established in Rule No. 2-2020, later abrogated. Rule No. 2-2021, updated by Rules No. 3-2021 and 6-2021, establishes the calculation of arrears for the modified loans, the administration of the provision established for such credits and the suspension of the recognition of the interest for those that as of December 31, 2021 present a significant increase in risks with respect to their initial recognition.

As of December 31, 2021, the Bank does not have modified loans; therefore, the requirements and disclosures established by article 8 of Rule No. 6-2021 are not applicable.

As of December 31, 2020, the detail of the modified special mention loan portfolio is presented:

	Stage 1	Stage 2	Stage 3	Total

Modified special mention loans
Modified loans
Corporate	—	8,829	—	8,829
(-) Modified loans secured by pledged deposits in the same bank up to the guaranteed amount	—	—	—	—
(+) Interest receivable	—	7	—	7
(-) Unearned interest and deferred fees	—	—	—	—
Total loan portfolio subject to provisions Rule No. 9-2020	—	8,836	—	8,836

Allowance
Allowance IFRS 9	—	1,767	—	1,767
Collective allowance (complement to 1.5%) *				—
Regulatory reserve (complement to 3%) *				—
Total allowance and reserves				1,767

* Because IFRS 9 provision for modified special mention loans by $1.7 million exceeds the generic provision equivalent to the 3% required by Rule No. 9-2020, the Bank does not require additional complementary equity reserves to the existing provision.

As of December 31, 2020, the modified special mention loan complied with the agreed payments, from the modification of such credit. It is important to note that in addition to the loan classified in the special mention loan category, the Bank maintains corporate loans in the Subnormal category according to Rule No. 4-2013 that benefitted from the moratorium established in Law No. 156 of June 30, 2020. As of December 31, 2021, these loans carrying amount is $10.9 million (including interest) and were in arrears regarding to the payments of their interest with a moratorium of up to 30 days.
Methodology for the constitution of the regulatory credit reserve

The Superintendence of Banks of Panama by means of the General Resolution of Board of Directors SBP-GJD-0003-2013 of July 9, 2013, establishes the accounting methodology for differences that arise between the application of IFRS and the application of prudential regulations issued by the SBP; as well as the additional disclosures required to be included in the notes to the consolidated financial statements.
The parameters established in this methodology are the following:
1.The calculations of accounting balances in accordance with IFRS and the prudential standards issued by the SBP will be carried out and the respective figures will be compared.
2.When the calculation made in accordance with IFRS results in a higher reserve or provision for the bank compared to the one resulting from the use of the prudential standards issued by the SBP, the Bank will account the IFRS figures.
3.When the impact of the use of prudential standards results in a higher reserve or provision for the Bank, the effect of the application of IFRS will be recognized in profit or loss, and the difference between IFRS calculation compared to the prudential standards calculation will be appropriated from retained earnings as a regulatory credit reserve. If the Bank does not have sufficient retained earnings, the difference will be presented as an accumulated deficit account.
4.The regulatory credit reserve mentioned in paragraph 3 of this Rule may not be reversed against retained earnings as long as there are differences between IFRS and the prudential standards.
Considering that the Bank presents its consolidated financial statements under IFRS, specifically for its expected credit reserves under IFRS 9, the line "Regulatory credit reserve" established by the SBP has been used to present the difference between the application of the accounting standard used and the prudential regulations of the SBP to comply with the requirements of Rule No. 4-2013.
As of December 31, 2021, and 2020, the total amount of the dynamic provision and the regulatory credit reserve calculated according to the guidelines of Rule No. 4-2013 of the SBP is $136 million for both years, appropriated from retained earnings for purposes of compliance with local regulatory requirements. This appropriation is restricted from dividend distribution in order to comply with local regulations.
The provision and reserve are detailed as follows:

	December 31, 2021	December 31, 2020
Dynamic provision	136,019	136,019
Regulatory credit reserve	—	—
	136,019	136,019
Capital reserve
In addition to capital reserves required by regulations, the Bank maintains a capital reserve of $95.2 million, which was voluntarily established. Pursuant to Article No. 69 of the Banking Law, reduction of capital reserves requires prior approval of SBP.